Schedule of other expenses (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Notes and other explanatory information [abstract]
Administrative expenses	[1]	$ 3,173,806	$ 24,702,679	$ 27,063,110	$ 27,379,871
Business development expenses		899,162	6,998,444	5,930,705	7,257,135
Cleaning expenses		789,630	6,145,931	6,845,835	6,804,944
Consulting services expenses		166,318	1,294,500	1,776,726	641,155
Daily maintenance		355,436	2,766,464	3,212,612	2,531,002
Insurance		117,875	917,460	3,470,575	4,397,605
Listing expense	[2]	1,300,023	10,118,468	8,410,621
Rental related expenses		2,893,237	22,518,934	22,460,725	22,730,101
Share based payment expense		1,503,218	11,700,000
Storage expenses		14,014	109,073	104,011	113,142
Traveling and communication expenses		411,964	3,206,440	356,155	457,896
Other expenses		$ 11,624,683	$ 90,478,393	$ 79,631,075	$ 72,312,851

[1]	Administrative expenses mainly include expenses incurred on employee activities, freight charge, shop expenses and other miscellaneous expenses, which individually are not material to the Group.
[2]	Listing expenses include expenses incurred for the initial public offering of the Company’s shares on the Nasdaq Stock Exchange and expenses associated with achieving the dual listing of the Company’s shares on the Quotation Board of the Frankfurt Stock Exchange.